UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Phoenix Investment Counsel, Inc.
         ------------------------------
Address: 56 Prospect Street, Hartford, CT 06115-0480
         -----------------------------------------

Form 13F File Number:  28-85
                       ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
         ----------------------------------------
Title:   Vice President and Clerk
         ----------------------------------------
Phone:   (860) 403-5050
         ----------------------------------------

Signature, Place and Date of Signing:

/s/ John H. Beers       Hartford, CT                     May 10, 2006
------------------      --------------------------       -----------------------
(Signature)             (City, State)                    (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of other managers reporting for this manager:

28-1208      Engemann Asset Management

028-06450    Seneca Capital Management, LLC

028-02621    Phoenix/Zweig Advisers, LLC and its related subsidiaries,

028-05792    Kayne Anderson Rudnick Investment Management, LLC

028-01646    Sasco Capital, Inc.

028-05990    Acadian Asset Management, Inc.

028-05412    Bennett Lawrence Management, LLC

028-05573    CastleArk Management, LLC

028-06003    Golden Capital Management, LLC

028-04529    Harris Investment Management, Inc

028-11009    New Star Asset Management, Ltd

028-04490    Vontobel Asset Management, Inc.


                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: 29,786,047.77

                                                              FORM 13F
                                         REPORTING MANAGER: PHOENIX INVESTMENT COUNSEL, INC.
                                                FOR THE QUARTER ENDED MARCH 31, 2006

ITEM 1                          ITEM 2    ITEM 3     ITEM 4         ITEM 5                  ITEM 6    ITEM 7           ITEM 8
------                          ------    ------     ------         ------                  ------    ------           ------
                                                                                                                  VOTING AUTHORITY
                                                                                                                  ----------------
                                                       FAIR        SHARES OR
                               TITLE OF   CUSIP       MARKET      PRINCIPAL    SH/  PUT/    INVESTMENT  MANA-     SOLE  SHARED NONE
         NAME OF ISSUER         CLASS     NUMBER      VALUE         AMOUNT     PRN  CALL    DISCRETION  GERS       (A)   (B)   (C)
         --------------         -----     ------      -----         ------     ---  ----    ----------  ----       ---   ---   ---
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS, INC.   CV. BOND  16117MAC1   990,000.00  1,000,000.00              1,000,000.00   1   1,000,000.00
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO.         CV. BOND  410768AC9 1,922,500.00  2,000,000.00              2,000,000.00   1   2,000,000.00
-----------------------------------------------------------------------------------------------------------------------------------
HITTITE MICROWAVE CORP.         COMMON   43365Y104    40,216.03      1,193.00 SH               1,193.00   1       1,193.00
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES GS$ INVESTOP
  CORPORATE BOND FUND           COMMON   464287242 6,936,742.80     65,876.00 SH              65,876.00   1      65,876.00
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 20+ YEAR
  TREASURY BOND FUND            COMMON   464287432   167,051.01      1,923.00 SH               1,923.00   1       1,923.00
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 7-10 YEAR
  TREASURY BOND FUND            COMMON   464287440   397,457.76      4,872.00 SH               4,872.00   1       4,872.00
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 1-3 YEAR
  TREASURY BOND FUND            COMMON   464287457   500,017.49      6,251.00 SH               6,251.00   1       6,251.00
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES MSCI EAFE INDEX FUND    COMMON   464287465   640,176.12      9,861.00 SH               9,861.00   1       9,861.00
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES NASDAQ BIOTECHNOLOGY
  INDEX FUND                    COMMON   464287556    64,745.94        788.00 SH                 788.00   1         788.00
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS, INC.
  5.25%, 1/15/10               CV. BOND  65332VAY9 1,500,000.00  1,500,000.00              1,500,000.00   1   1,500,000.00
-----------------------------------------------------------------------------------------------------------------------------------
PAR PHARMACEUTICAL COS., INC.
  CV. 2.875%, 9/30/10          CV. BOND  717125AC2 6,271,875.00  7,500,000.00 PRN          7,500,000.00   1   7,500,000.00
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX COMPANIES               COMMON   71902E109 5,769,694.70    353,969.00 SH             353,969.00   1     353,969.00
-----------------------------------------------------------------------------------------------------------------------------------
SCI SYSTEMS, INC. CV. 3%,
  3/15/07                      CV. BOND  783890AF3 1,945,000.00  2,000,000.00 PRN          2,000,000.00   1   2,000,000.00
-----------------------------------------------------------------------------------------------------------------------------------
AMEX BASIC INDUST.              COMMON   81369Y100   115,036.60      3,556.00 SH               3,556.00   1       3,556.00
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SELECT SECTOR
  SPDR FUND                     COMMON   81369Y209   259,657.65      8,127.00 SH               8,127.00   1       8,127.00
-----------------------------------------------------------------------------------------------------------------------------------
AMEX CONSUMER STAPLE            COMMON   81369Y308   179,715.68      7,628.00 SH               7,628.00   1       7,628.00
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY SELECT
  SECTOR SPDR FUND              COMMON   81369Y407   150,931.20      4,492.00 SH               4,492.00   1       4,492.00
-----------------------------------------------------------------------------------------------------------------------------------
AMEX ENERGY SELECT              COMMON   81369Y506   312,381.40      5,755.00 SH               5,755.00   1       5,755.00
-----------------------------------------------------------------------------------------------------------------------------------
AMEX FINANCIAL                  COMMON   81369Y605   531,732.50     16,361.00 SH              16,361.00   1      16,361.00
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SPDR                 COMMON   81369Y704   192,727.60      5,702.00 SH               5,702.00   1       5,702.00
-----------------------------------------------------------------------------------------------------------------------------------
AMEX TECHNOLOGY                 COMMON   81369Y803   254,244.34     11,483.00 SH              11,483.00   1      11,483.00
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES SELECT SECTOR INDEX   COMMON   81369Y886   103,754.07      3,361.00 SH               3,361.00   1       3,361.00
-----------------------------------------------------------------------------------------------------------------------------------
WHEELING-PITTSBURGH CORP.       COMMON   963142302   540,389.88     29,433.00 SH              29,433.00   1      29,433.00
-----------------------------------------------------------------------------------------------------------------------------------
                                                                29,786,047.77
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